Form N-CSR Cover	12 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note The registrant is filing this amendment to its Form N-CSR for the year ended September 30, 2024, originally filed with the Securities and Exchange Commission on December 9, 2024 (Accession Number 0001193125-24-273353). The purpose is to restate the year ended September 30, 2023 financial statements for the Gotham Enhanced Return Fund, Gotham Index Plus Fund, and Gotham Defensive Long 500 Fund (collectively the “Restated Funds”), within the September 30, 2024 annual report, to properly reflect interest expense on collateral received from the OTC swap transaction counterparty that was incorrectly netted against dividend income.The effect of this restatement on the Restated Funds financial statements for the year ended September 30, 2023 are included and further described in Note 6 to the restated financial statements for the year ending September 30, 2024.Except for the information affected by the restatement as described in Note 6 and as otherwise indicated as “restated” in the Restated Funds’ respective Financial Highlights and the revision to the registrant’s response to Items 16(a) and (b) of Form N-CSR, the information contained herein does not reflect any changes or updates from events occurring after the original filing date and such information continues to speak as of the original filing date.
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024